Income Taxes - Schedule of Net Changes in Deferred Income Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax beginning balance	R$ 182,445	R$ 145,966
Adoption of new accounting standard				R$ 24,362
Deferred tax beginning balance			R$ 182,445	170,328
Losses available for offsetting against future taxable income	(46,177)	(8,328)
Tax deductible goodwill on non-controlling interest	61,127
Deferred income taxes arising from business combinations	5,890	(8,672)
Technological innovation benefit	(6,385)	(3,079)
Changes in FVOCI	7,758	7,198
Deferred tax ending balance	182,094	182,445
Deferred tax assets			192,781	262,668
Deferred tax, net	182,094	145,966	182,094	182,445
Deferred tax assets on tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			124,530	174,380
Tax deductible goodwill on non-controlling interest [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			61,127
Assets at FVOCI [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			39,060	31,302
Tax credit carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credited (charged) directly to equity	(2,720)	18,762
Deferred tax assets			34,932	37,652
Temporary differences relating to share based payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credited (charged) directly to equity	6,354	16,103
Deferred tax assets			26,158	19,804
Temporary differences under FIDC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credited (charged) directly to equity	(27,806)	(16,095)
Deferred tax assets			68,099	40,293
Business Combination [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			30,961	36,851
Technological innovation benefit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			9,464	3,079
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credited (charged) directly to equity	R$ 1,608	R$ 6,228
Deferred tax assets			R$ 4,811	R$ 470